Debt- Bridge Facility (Details) - USD ($)	Jul. 21, 2016	Jun. 09, 2016	May 12, 2016	Jul. 01, 2016	Jul. 03, 2015
Debt Instrument [Line Items]
Long Term debt, including current portion				$ 16,994,000,000	$ 2,301,000,000
Bridge Loan [Member]
Debt Instrument [Line Items]
Long Term debt, including current portion				$ 3,000,000,000	$ 0
Bridge Loan [Member] | Additional Bridge Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		75 days	45 days
Proceeds from Issuance of Debt			$ 2,972,000,000
Debt Instrument, Interest Rate, Effective Percentage				2.45%
Debt Issuance Cost			(28,000,000)
Debt Instrument, Face Amount			$ 3,000,000,000
Subsequent Event [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 3,000,000,000